Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at Beginning	¥ 1,282,758	¥ 142,062	¥ 30,776
Additions	303,220	1,213,947	120,143
Additions	268,500
Share of results and other comprehensive income	(25,640)	(16,663)	(893)
Less: disposals and transfers	(82,161)	(60,788)	(8,047)
Less: impairment loss	(86,618)
Foreign currency translation adjustments	55,913	4,200	83
Balance at Ending	1,447,472	1,282,758	142,062
Cost-method Investments [Member]
Balance at Beginning	1,099,119	69,698	23,020
Additions	268,535	1,042,134	46,595
Share of results and other comprehensive income
Less: disposals and transfers	(75,675)	(16,000)
Less: impairment loss	(86,618)
Foreign currency translation adjustments	55,415	3,287	83
Balance at Ending	1,260,776	1,099,119	69,698
Equity Method Investments [Member]
Balance at Beginning	183,639	72,364	7,756
Additions	34,685	171,813	73,548
Share of results and other comprehensive income	(25,640)	(16,663)	(893)
Less: disposals and transfers	(6,486)	(44,788)	(8,047)
Less: impairment loss
Foreign currency translation adjustments	498	913
Balance at Ending	¥ 186,696	¥ 183,639	¥ 72,364